Leases - Schedule of lease liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities [abstract]
Current lease liabilities	$ (95)	$ (94)
Non-current lease liabilities	(509)	(470)
Lease liabilities	$ (604)	$ (564)